INVESTMENTS (Details Narrative) - USD ($) shares in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018
Unrecognized gain			$ 18,000	$ 306,000	$ 124,000	$ 391,000	$ 168,000	$ 73,000	$ (2,250,000)	$ 0
Acquired interest on orchid round		$ 1,500,000
Recognized loss on investment									350,000
Issuance of subordinated voting shares	150
Fair value of subordinate voting shares	$ 170,000
Acquired interest on acquisitions										$ 148,000
Realized gain on investement								$ 656,000	$ 476,000
Common stock shares issued upon exchange									325
Common stock value upon exhange share									$ 650,000
Series B Preferred Stock [Member]
Preferred stock shares issued											77,689
Preferred stock value											$ 350,000
Acquired ownership interest											50.00%